SHARE CAPITAL (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2013 Public Offering [Member] USD ($)	Dec. 31, 2013 Common Stock [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] USD ($)	Dec. 31, 2013 Additional Paid-In Capital [Member] USD ($)	Dec. 31, 2012 Additional Paid-In Capital [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Authorized Shares	unlimited	unlimited
Preferred Stock Authorized Shares	unlimited	unlimited
Issuance of stock on exercise of employee stock options (in shares)	219,755	219,755						219,755	1,086,102
Common Stock Shares Percentage	25.00%	25.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Period	90 days	90 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 133		$ 707
Stock based compensation	1,885		1,559
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	3,126
Share Based Compensation Arrangement By Share Based Payment Weighted Average Vesting Term	2 years 8 months 12 days	2 years 8 months 12 days
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					463,915	452,344
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	1,841		1,614
Stock Issued During Period, Shares, New Issues							5,750,000
Stock Issued Public Offering Price Per Share							$ 3.50
Proceeds From Issuance Of Common Stock	18,931		2,420				20,100
Stock Issued During Period, Value, Issued for Cash								$ 484	$ 2,420	$ 209	$ 989
Preferred Stock, Shares Outstanding	0	0	0	0
Common Stock Shares Outstanding Percentage	15.00%	15.00%
Increase Common Stock Shares Percentage	6.25%	6.25%
Options expire term	6 years	6 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Weighted Average Grant Date Fair Value		1.21	$ 1.92	1.92